STOCKHOLDERS' DEFICIT	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stockholders Equity Abstract
NOTE 7- STOCKHOLDERS' DEFICIT

NOTE 7 - STOCKHOLDERS' DEFICIT

Preferred Stock

As of September 30, 2021, we had authorized 100,000,000 shares of Preferred Stock, of which certain shares had been designated as Series A Preferred Stock, Series B Preferred Stock, Series C and Series D Preferred Stock.

During the prior year ended December 31, 2020, the Series A Preferred Stock and the Series B Preferred Stock were reclassified as mezzanine equity as a result of the Company not having enough authorized common shares to be able to issue common shares upon their conversion. The Series C and D Preferred Stock are also classified as mezzanine equity for the same reason.

Series A Convertible Preferred Stock

In February 2015, the Company designated 1,000,000 shares of Preferred Stock as Series A Preferred Stock. In February 2015, the Board of Directors authorized the issuance of 1,000,000 shares of Series A Preferred Stock to Stephen Thomas, Chairman, CEO and President of the Company, valued at $3,117,000 for compensation expense.

The Series A Preferred Stock was designated in February 2016, has a par value of $.001, is redeemable at the Company’s option at $100 per share, is senior to any other class or series of outstanding Preferred Stock or Common Stock and does not bear dividends. The Series A Preferred Stock has a liquidation preference immediately after any Senior Securities, as defined and amended, of an amount equal to amounts payable owing, including contingency amounts where Holders of the Series A have personally guaranteed obligations of the Company. Holders of the Series A Preferred Stock shall, collectively have the right to convert all of their Series A Preferred Stock when conversion is elected into that number of shares of Common Stock of the Company, determined by the following formula: 60% of the issued and outstanding Common Shares as computed immediately after the transaction for conversion. For further clarification, the 60% of the issued and outstanding common shares includes what the holders of the Series A Preferred Stock may already hold in common shares at the time of conversion. The Series A Preferred Stock, collectively, shall have the right to vote as if converted prior to the vote to a number of shares equal to 60% of the outstanding Common Stock of the Company.

During the year ended December 31, 2020, the Series A Preferred Stock was reclassified as mezzanine equity as a result of the Company not having enough authorized common shares to be able to issue common shares upon their conversion.

Series B Convertible Preferred Stock

In February 2015, the Company designated 3,000,000 shares of Preferred Stock as Series B Convertible Preferred Stock.

The Series B Preferred Stock was designated in February 2015, has a par value of $.001, is not redeemable, is senior to any other class or series of outstanding Preferred Stock, except the Series A Preferred Stock, or Common Stock and does not bear dividends. The Series B Preferred Stock has a liquidation preference immediately after any Senior Securities, as defined and currently the Series A Preferred Stock, and of an amount equal to $2.00 per share. Holders of the Series B Preferred Stock have a right to convert all or any part of the Series B Preferred Shares and will receive and equal number of common shares at the conversion price of $2.00 per share. The Series B Preferred Stockholders have a right to vote on any matter with holders of Common Stock and shall have a number of votes equal to that number of Common Shares on a one to one basis.

There are 2,588,693 shares of Series B Convertible Preferred Stock outstanding as of September 30, 2021. During the year ended December 31, 2020, the Series B Preferred Stock was reclassified as mezzanine equity as a result of the Company not having enough authorized common shares to be able to issue common shares upon their conversion.

Series C Convertible Preferred Stock

In May 2018, the Company designated 3,000,000 shares of Preferred Stock as Series C Convertible Preferred Stock.

The Series C Preferred Stock has a par value of $.001, is not redeemable, is senior to any other class or series of outstanding Preferred Stock, except the Series A and Series B Preferred Stock, or Common Stock and does not bear dividends. The Series C Preferred Stock has a liquidation preference immediately after any Senior Securities, as defined and currently the Series A and B Preferred Stock, and of an amount equal to $2.00 per share. Holders of the Series C Preferred Stock have a right to convert all or any part of the Series C Preferred Shares and will receive an equal number of common shares at the conversion price of $0.15 per share. The Series C Preferred Stockholders have a right to vote on any matter with holders of Common Stock and shall have a number of votes equal to that number of Common Shares on a one to one basis.

There are no shares of Series C Convertible Preferred Stock outstanding as of September 30, 2021. There are approximately $678,500 in convertible notes payable convertible into Series C Convertible Preferred Stock which compromise some of the common stock equivalents calculated in Note 1.

Series D Convertible Preferred Stock

On September 15, 2020 and September 15, 2021, the Company amended its Series D Designation from January 14, 2020. These Amendments changed the number of shares to 10,000,000 shares of the authorized 100,000,000 shares of the Company's $0.001 par value preferred stock as the Series D Convertible Preferred Stock (“the Series D Preferred Shares.”)

Series D Preferred shares have the following features: (i) 6% Cumulative Annual Dividends payable on the purchase value in cash or common stock of the Company at the discretion of the Board and payment is also at the discretion of the Board, which may decide to cumulate to future years; (ii) Any time after 12 months from issuance an option to convert to common stock at the election of the holder @ 75% of the 30 day average market closing price (for previous 30 business days) divided into $5.00. ; (iii) Automatic conversion of the Series D Preferred Stock shall occur without consent of holders upon any national exchange listing approval and the registration effectiveness of common stock underlying the conversion rights. The automatic conversion to common from Series D Preferred sha,ll be @ 75% of the 30 day average market closing price (for previous 30 business days) divided into $5.00, which shall be post-reverse split as may be necessary for any Exchange listing (iv) Registration Rights – the Company has granted Piggyback Registration Rights for common stock underlying conversion rights in the event it files any other Registration Statement (other than an S-1 that the Company may file for certain conversion common shares for the convertible note financing that was arranged and funded in 2019). Further, the Company will file, and pursue to effectiveness, a Registration Statement or offering statement for common stock underlying the Automatic Conversion event triggered by an exchange listing. (v) Liquidation Rights - $5.00 per share plus any accrued unpaid dividends – subordinate to Series A, B, and C Preferred Stock receiving full liquidation under the terms of such series. The Company has redemption rights for the first year following the Issuance Date to redeem all or part of the principal amount of the Series D Preferred Stock at between 115% and 140%.

During the nine months ended September 30, 2021, 46,649 shares of Series D Preferred Share were purchased for $233,244 of which Stephen Thomas, CEO of the Company, acquired 36,649 for $183,244. The remainder of the shares purchased as of September 30, 2021 were purchased by a third party.

During the year ended December 31, 2020, the related party holders of approximately $4,700,000 of existing financing arrangements agreed to exchange their debt and accrued interest for 940,800 Series D Preferred Stock through a separate $12 Million Private Placement of Series D Preferred Stock (“$12 Million Private Placement”), conditioned on the Company raising at least $12,000,000. To date, this condition has not been met.

Common Stock

As of September 30, 2021, we had authorized 1,250,000,000 shares of Common Stock, of which 908,029,038 common shares are issued and outstanding. An amendment was approved on September 15, 2021 to increase the authorized shares to this amount.

Common Stock Purchase Agreement

On May 28, 2021, the Company entered into a Common Stock Purchase Agreement (“Purchase Agreement”) and Registration Rights Agreement (“Registration Rights Agreement”) with White Lion Capital, LLC, a Nevada limited liability company (“White Lion”). Under the terms of the Purchase Agreement, White Lion agreed to provide the Company with up to $5,000,000 upon effectiveness of a registration statement on Form S-1 (the “Registration Statement”) filed with the U.S. Securities and Exchange Commission (the “Commission”). A Form S-1 was filed on June 30, 2021 regarding this transaction. Subsequent Amendments to Forms S-1 related to this transaction were filed on July 6, 2021 and July 14, 2021. The registrations statement was declared effective July 19, 2021.

The Company has the discretion to deliver purchase notice to White Lion and White Lion will be obligated to purchase shares of the Company’s common stock, par value $0.001 per share (the “Common Stock”) based on the investment amount specified in each purchase notice. The maximum amount of the Purchase Notice shall be the lesser of: (i) 200% of the Average Daily Trading Volume or (ii) the Investment Limit divided by the highest closing price of the Common Stock over the most recent five (5) Business Days including the respective Purchase Date. Notwithstanding the forgoing, the Investor may waive the Purchase Notice Limit at any time to allow the Investor to purchase additional shares under a Purchase Notice. Pursuant to the Purchase Agreement, White Lion and its affiliates will not be permitted to purchase ,and the Company may not put shares of the Company’s Common Stock to White Lion that would result in White Lion’s beneficial ownership equaling more than 9.99% of the Company’s outstanding Common Stock. The price of each purchase share shall be equal to eighty-five percent (85%) of the Market Price (as defined in the Purchase Agreement). Purchase Notices may be delivered by the Company to White Lion until the earlier of seven (7) months (until December 31, 2021) or the date on which White Lion has purchased an aggregate of $5,000,000 worth of Common Stock under the terms of the Purchase Agreement.

As of September 30, 2021,, the Company has given purchase notices for 29,000,000 shares of common stock under the Purchase Agreement and has received proceeds of $610,502, net of expenses and commissions.

Subscription Payable

As of September 30, 2021, the Company has recorded $(3,265) in stock subscription receivable which represents shares receivable under prior terminated acquisition agreement of 3,096,181 shares of common stock offset by $7,100 representing amortization of 3,000,000 common shares valued at $42,600, being earned for services rendered by General John Wharton, newest Director of the Company, monthly over two years.

During 2018, a note payable of $2,000 was forgiven for 16,667 common shares. 2,000 of these shares were issued during the year ended December 31, 2020. The remainder were issued during the nine months ended September 30, 2021.

During the year ended December 31, 2020, the Company signed consulting agreements related to their activities with TPT Global Tech and TPT MedTech with three third parties for which we agreed to issue 4,450,000 shares of restricted common stock. 300,000 of these shares were valued at fair value and expensed in the statement of operations for $16,200. The other 4,150,000 shares were value at their value of $275,975 which is being amortized over 10 months of service starting on the date of the agreement of September 1, 2020. All of this has been amortized into the statement of operations through the nine months ended September 30, 2021.

In 2018, Arkady Shkolnik and Reginald Thomas (family member of CEO) were added as members of the Board of Directors. In accordance with agreements with the Company for his services as a director, Mr. Shkolnik is to receive $25,000 per quarter and 5,000,000 shares of restricted common stock valued at approximately $692,500 vesting quarterly over twenty-four months. The quarterly cash payments of $25,000 will be paid in unrestricted common shares if the Company has not been funded adequately to make such payments. Mr. Thomas is to receive $10,000 per quarter and 1,000,000 shares of restricted common stock valued at approximately $120,000 vesting quarterly over twenty-four months. The quarterly payment of $10,000 may be suspended by the Company if the Company has not been adequately funded. As of September 30, 2021, $290,500 and $105,000 has been accrued as accounts payable in the balance sheet for Mr. Shkolnik and Mr. Thomas, respectively. For the nine months ended September 30, 2021 and 2020, $0 and $236,928, respectively, have been expensed under these agreements.

Effective November 1, 2017, the Company entered into an agreement to acquire Hollywood Rivera, LLC (“HRS”). In March 2018, the HRS acquisition was rescinded and 3,625,000 shares of common stock, which were issued as part of the transaction, are being returned by the recipients. As such, as of September 30, 2021 the 3,265,000 shares for the HRS transaction are reflected as subscriptions receivable based on their par value.

Common Stock Issued During Nine Months ended September 30, 2021

Effective September 30, 2020, we entered into a Purchase Agreement by which we agreed to purchase the 500,000 outstanding Series A Preferred shares of InnovaQor, Inc., our majority owned subsidiary, in an agreed amount of $350,000 in cash or common stock, if not paid in cash, at the five day average price preceding the date of the request for effectiveness after the filing of a registration statement on Form S-1. This was modified December 28 and 29, 2020, to provide for registration of 7,500,000 common shares for resale at the market price. Any balance due on notes will be calculated after an accounting for the net sales proceeds from sale of the stock by February 28, 2021 and may be paid in cash or stock thereafter. The Series A Preferred shares are being purchased from the Michael A. Littman, Atty. Defined Benefit Plan.

Effective September 30, 2020, we entered into a Settlement Agreement to settle outstanding legal fees due to date in the amount of $74,397 (as assigned to the Michael A. Littman Atty. Defined Benefit Plan.) The number of shares to be issued in consideration is to be computed at the five day average price as specified under Rule 474 under the Securities Act of 1933 for the 5 days preceding the date of the request for acceleration of the effective date of this registration of our common shares to be issued. (This may also be fully settled by payment of the sum of $74,397 in cash at any time prior to the issuance of the shares of stock of the Company.) This was modified December 28 and 29, 2020, to provide for registration of 7,500,000 common shares for resale at the market price. Any balance due on notes will be calculated after an accounting for the net sales proceeds from sale of the stock by February 28, 2021 and may be paid in cash or stock thereafter.

The7,500,000 shares identified in these agreements with Mr. Littman were issued during the nine months ended September 30, 2021 and included in a Form S-1 filed and declared effective in January 2021. We were informed by Mr. Littman that all the shares issued under these agreements have been sold resulting in a shortfall of $185,107 which has been included in accounts payable at September 30, 2021.

Another 6,214,667 common shares were issued during the nine months ended September 30, 2021 which primarily related to services rendered for consulting arrangements with the Company. During the three and nine months ended September 31, 2021, $7,100 and $220,936 were included in the statement of operations as expenses related to these stock issuances.

Stock Options

	Options Outstanding	Vested	Vesting Period	Exercise Price Outstanding and Exercisable	Expiration Date
December 31, 2019	3,000,000	3,000,000	12 to 18 months	$0.10	3-1-20 to 3-21-21
Expired	(2,000,000)
December 31, 2020	1,000,000	1,000,000	12 months	$0.10	3-21-21
Expired	(1,000,000)
September 30, 2021	—	—	—	—	—

Warrants

As of September 30, 2021, there were 3,333,333 warrants outstanding that expire in five years or in the year ended December 31, 2024. As part of the Convertible Promissory Notes payable – third party issuance in Note 5, the Company issued 3,333,333 warrants to purchase 3,333,333 common shares of the Company at 70% of the current market price. Current market price means the average of the three lowest trading prices for our common stock during the ten-trading day period ending on the latest complete trading day prior to the date of the respective exercise notice. Subsequent to September 30, 2021, the Company and two of the holders of the Convertible Promissory Notes entered into agreements whereby the Company paid to eliminate 2,333,333 of these warrants. See Note 5 (2).

The warrants issued were considered derivative liabilities valued at $35,609 of the total $8,256,309 derivative liabilities as of September 30, 2021. See Note 6.

Common Stock Reservations

The Company has reserved 1,000,000 shares of Common Stock of the Company for the purpose of raising funds to be used to pay off debt described in Note 5.

We have reserved 20,000,000 shares of Common Stock of the Company to grant to certain employee and consultants as consideration for services rendered and that will be rendered to the Company.

There are Transfer Agent common stock reservations that have been approved by the Company relative to the outstanding derivative financial instruments as of September 30, 2021, the outstanding Form S-1 Registration Statement and general treasury of approximately 76,000,000 common shares. Subsequent to September 30, 2021, the Company reserved another 250,000,000 shares for Securities Purchase Agreements consummated in October 2021.

Non-Controlling Interests

QuikLAB Mobile Laboratories

In July and August 2020, the Company formed Quiklab 1 LLC, QuikLAB 2, LLC, QuikLAB 3, LLC and QuikLAB 4, LLC. It is the intent to use these entities as vehicles into which third parties would invest and participate in owning QuikLAB Mobile Laboratories. As of December 31, 2020, Quiklab 1 LLC, QuikLAB 2, LLC and QuikLAB 3, LLC have received an investment of $460,000, of which Stephen Thomas and Rick Eberhardt, CEO and COO of the Company, have invested $100,000 in QuikLAB 2, LLC. The third party investors and Mr. Thomas and Mr. Eberhart, will benefit from owning 20% of QuikLAB Mobile Laboratories specific to their investments. The Company owns the other 80% ownership in the QuickLAB Mobile Laboratories. The net loss attributed to the non-controlling interests from the QuikLAB Mobile Laboratories included in the statement of operations for the three and nine months ended September 30, 2021 is $13,925 and $54,148, repectively.

Other Non-Controlling Interests

TPT Strategic, Aire Fitness and TPT Asia are other non-controlling interests in which the Company owns 94%, 75% and 78%, respectively. There is very little activity in any of these entities. The net loss (income) attributed to these non-controlling interests included in the statement of operations for the three and nine months ended September 30, 2021 is $(11,987) and $17,066, respectively.

TPT Strategic did a reverse merger with Southern Plains of which there ended up being a non-controlling interest ownership of 6% as of December 31, 2020. As a result, $219,058 in the non-controlling interest in liabilities of a license agreement valued at $3,500,000 was reflected in the consolidated balance sheet as of December 31, 2020. This was reversed during the nine months ended September 30, 2021 when the liabilities under the license agreement were terminated by mutual agreement.

NOTE 8 - STOCKHOLDERS' DEFICIT

Preferred Stock

As of December 31, 2020, we had authorized 100,000,000 shares of Preferred Stock, of which certain shares had been designated as Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock and Series D Preferred Stock.

Series A Convertible Preferred Stock

The Company designated 1,000,000 shares of Preferred Stock as Series A Preferred Stock. In February 2015, the Board of Directors authorized the issuance of 1,000,000 shares of Series A Preferred Stock to Stephen Thomas, Chairman, CEO and President of the Company, valued at $3,117,000 for compensation expense. These shares are outstanding as of December 31, 2020.

The Series A Preferred Stock has a par value of $.001, is redeemable at the Company’s option at $100 per share, is senior to any other class or series of outstanding Preferred Stock or Common Stock and does not bear dividends. The Series A Preferred Stock has a liquidation preference immediately after any Senior Securities, as defined and amended, of an amount equal to amounts payable owing, including contingency amounts where Holders of the Series A have personally guaranteed obligations of the Company. Holders of the Series A Preferred Stock shall, collectively have the right to convert all of their Series A Preferred Stock when conversion is elected into that number of shares of Common Stock of the Company, determined by the following formula: 60% of the issued and outstanding Common Shares as computed immediately after the transaction for conversion. For further clarification, the 60% of the issued and outstanding common shares includes what the holders of the Series A Preferred Stock may already hold in common shares at the time of conversion. The Series A Preferred Stock, collectively, shall have the right to vote as if converted prior to the vote to a number of shares equal to 60% of the outstanding Common Stock of the Company.

During the year ended December 31, 2020, the Series A Preferred Stock was reclassified as mezzanine equity as a result of the Company not having enough authorized common shares to be able to issue common shares upon their conversion.

Series B Convertible Preferred Stock

In February 2015, the Company designated 3,000,000 shares of Preferred Stock as Series B Convertible Preferred Stock.

The Series B Preferred Stock was designated in February 2015, has a par value of $.001, is not redeemable, is senior to any other class or series of outstanding Preferred Stock, except the Series A Preferred Stock, or Common Stock and does not bear dividends. The Series B Preferred Stock has a liquidation preference immediately after any Senior Securities, as defined and currently the Series A Preferred Stock, and of an amount equal to $2.00 per share. Holders of the Series B Preferred Stock have a right to convert all or any part of the Series B Preferred Shares and will receive and equal number of common shares at the conversion price of $2.00 per share. The Series B Preferred Stockholders have a right to vote on any matter with holders of Common Stock and shall have a number of votes equal to that number of Common Shares on a one-to- one basis.

There are 2,588,693 shares of Series B Convertible Preferred Stock outstanding as of December 31, 2020. During the year ended December 31, 2020, the Series B Preferred Stock was reclassified as mezzanine equity as a result of the Company not having enough authorized common shares to be able to issue common shares upon their conversion.

Series C Convertible Preferred Stock

In May 2018, the Company designated 3,000,000 shares of Preferred Stock as Series C Convertible Preferred Stock.

The Series C Preferred Stock has a par value of $.001, is not redeemable, is senior to any other class or series of outstanding Preferred Stock, except the Series A and Series B Preferred Stock, or Common Stock and does not bear dividends. The Series C Preferred Stock has a liquidation preference immediately after any Senior Securities, as defined and currently the Series A and B Preferred Stock, and of an amount equal to $2.00 per share. Holders of the Series C Preferred Stock have a right to convert all or any part of the Series C Preferred Shares and will receive an equal number of common shares at the conversion price of $0.15 per share. The Series C Preferred Stockholders have a right to vote on any matter with holders of Common Stock and shall have a number of votes equal to that number of Common Shares on a one-to-one basis.

There are no shares of Series C Convertible Preferred Stock outstanding as of December 31, 2020. There are approximately $688,500 in convertible notes payable convertible into Series C Convertible Preferred Stock which compromise some of the common stock equivalents calculated in Note 1.

Series D Convertible Preferred Stock

On June 15, 2020, the Company amended its Series D Designation from January 14, 2020. This Amendment changed the number of shares to 10,000,000 shares of the authorized 100,000,000 shares of the Company's $0.001 par value preferred stock as the Series D Convertible Preferred Stock (“the Series D Preferred Shares.”).

Series D Preferred shares have the following features: (i) 6% Cumulative Annual Dividends payable on the purchase value in cash or common stock of the Company at the discretion of the Board and payment is also at the discretion of the Board, which may decide to cumulate to future years; (ii) Any time after 18 months from issuance an option to convert to common stock at the election of the holder @ 80% of the 30 day average market closing price (for previous 30 business days) divided into $5.00. ; (iii) Automatic conversion of the Series D Preferred Stock shall occur without consent of holders upon any national exchange listing approval and the registration effectiveness of common stock underlying the conversion rights. The automatic conversion to common from Series D Preferred shall be on a one for one basis, which shall be post-reverse split as may be necessary for any Exchange listing (iv) Registration Rights – the Company has granted Piggyback Registration Rights for common stock underlying conversion rights in the event it files any other Registration Statement (other than an S-1 that the Company may file for certain conversion common shares for the convertible note financing that was arranged and funded in 2019). Further, the Company will file, and pursue to effectiveness, a Registration Statement or offering statement for common stock underlying the Automatic Conversion event triggered by an exchange listing. (v) Liquidation Rights - $5.00 per share plus any accrued unpaid dividends – subordinate to Series A, B, and C Preferred Stock receiving full liquidation under the terms of such series. The Company has redemption rights for the first year following the Issuance Date to redeem all or part of the principal amount of the Series D Preferred Stock at between 115% and 140%.

As of December 31, 2020, there are no Series D Preferred shares outstanding as amended.

During the year ended December 31, 2020, the related party holders of approximately $4,700,000 of existing financing arrangements agreed to exchange their debt and accrued interest for 940,800 Series D Preferred Stock through a separate $12 Million Private Placement of Series D Preferred Stock (“$12 Million Private Placement”), conditioned on the Company raising at least $12,000,000. To date, this condition has not been met.

Common Stock

As of December 31, 2020, we had authorized 1,000,000,000 shares of Common Stock, of which 865,564,371 common shares are issued and outstanding.

Common Stock Issued for Conversion of Debt

During the year ended December 31, 2020, the Company issued 679,932,432 of common shares for $232,430 of principal and $104,300 of interest, resulting in a loss on conversion of $775,650. In addition, the Company issued 1,000,000 common shares in exchange for $58,000 of legal liabilities.

Common Stock Issued for Expenses and Liabilities

The Company also entered into a twelve-month general consulting agreement with a third party to provide general business advisory services to be rendered through March 30, 2019 for 1,000,000 restricted shares of common stock and 1,000,000 options to purchase restricted common shares at $0.10 per share for 36 months from the time of grant. The fair value of the common shares granted was based on the Company’s stock price of $0.155 per share, or $155,000 of which $0 and $34,444 was expensed during the period for the portion of service term complete as of December 31, 2020 and 2019.

In addition, in the year ended December 31, 2020 1,000,000 shares were issued to a consultant as a bonus for IR consulting services performed which the Company recorded $58,000 of compensation expense. These shares were valued at their fair value on the day they were granted for which the Company recorded $54,000 in the statement of operations as share-based compensation.

Subscription Payable

As of December 31, 2020, the Company has recorded $125,052 in stock subscription payable, which equates to the fair value on the date of commitment, of the Company’s commitment to issue the following common shares:

Unissued shares for conversion of debt	14,667
Unissued shares for TPT MedTech consulting agreements	300,000
Unissued shares for TPT consulting agreements	4,150,000
Shares receivable under terminated acquisition agreement	(3,096,181)
Net commitment	(1,368,486)

During the years ended December 31, 2018, 16,667 of common shares were subscribed to for a note payable on the balance sheet of $2,000. 2,000 of these shares were issued during the year ended December 31, 2020.

During the year ended December 31, 2020, the Company signed consulting agreements related to their activities with TPT Global Tech and TPT MedTech with three third parties for which we agreed to issue 4,450,000 shares of restricted common stock. 300,000 of these shares were valued at fair value and expensed in the statement of operations for $16,200. The other 4,150,000 shares were value at their value of $275,975 which is being amortized over 10 months of service starting on the date of the agreement of September 1, 2020. $110,390 has been amortized into the statement of operations as of December 31, 2020.

In 2018, Arkady Shkolnik and Reginald Thomas (family member of CEO) were added as members of the Board of Directors. In accordance with agreements with the Company for his services as a director, Mr. Shkolnik is to receive $25,000 per quarter and 5,000,000 shares of restricted common stock valued at approximately $692,500 vesting quarterly over twenty-four months. The quarterly cash payments of $25,000 will be paid in unrestricted common shares if the Company has not been funded adequately to make such payments. Mr. Thomas is to receive $10,000 per quarter and 1,000,000 shares of restricted common stock valued at approximately $120,000 vesting quarterly over twenty-four months. The quarterly payment of $10,000 may be suspended by the Company if the Company has not been adequately funded. As of December 31, 2020, $215,500 and $75,000 has been accrued as accounts payable in the balance sheet for Mr. Shkolnik and Mr. Thomas, respectively. For the year ended December 31, 2020 and 2019, $236,978 and $409,688, respectively, have been expensed under these agreements. Both the 5,000,000 and 1,000,000 shares granted were issued during the year ended December 31, 2020 and are no longer reflected in subscriptions payable as of December 31, 2020.

Effective November 1, 2017, the Company entered into an agreement to acquire Holly wood Rivera, LLC and HRS Mobile LLC (“HRS”). In March 2018, the HRS acquisition was rescinded and 3,096,181 shares of common stock which were issued as consideration are being returned by the recipients. As such, as of December 31, 2020 the shares for the HRS transaction are reflected as subscriptions receivable based on their par value.

Common Stock Issued Subsequent to December 31, 2020

Effective September 30, 2020, we entered into a Purchase Agreement by which we agreed to purchase the 500,000 outstanding Series A Preferred shares of InnovaQor, Inc., our majority owned subsidiary, in an agreed amount of $350,000 in cash or common stock, if not paid in cash, at the five day average price preceding the date of the request for effectiveness after the filing of a registration statement on Form S-1. This was modified December 28 and 29, 2020, to provide for registration of 7,500,000 common shares for resale at the market price. Any balance due on notes will be calculated after an accounting for the net sales proceeds from sale of the stock by February 28, 2021 and may be paid in cash or stock thereafter. The Series A Preferred shares are being purchased from the Michael A. Littman, Atty. Defined Benefit Plan.

Effective September 30, 2020, we entered into a Settlement Agreement to settle outstanding legal fees due to date in the amount of $74,397 (as assigned to the Michael A. Littman Atty. Defined Benefit Plan.) The number of shares to be issued in consideration is to be computed at the five day average price as specified under Rule 474 under the Securities Act of 1933 for the 5 days preceding the date of the request for acceleration of the effective date of this registration of our common shares to be issued. (This may also be fully settled by payment of the sum of $74,397 in cash at any time prior to the issuance of the shares of stock of the Company.) This was modified December 28 and 29, 2020, to provide for registration of 7,500,000 common shares for resale at the market price. Any balance due on notes will be calculated after an accounting for the net sales proceeds from sale of the stock by February 28, 2021 and may be paid in cash or stock thereafter.

Stock Options

	Options Outstanding	Vested	Vesting Period	Exercise Price Outstanding and Exercisable	Expiration Date
December 31, 2018	3,093,120	1,954,230	100% at issue and 12 to 18 months	$0.05 to $0.22	12-31-19 to 3-21-21
Expired	(93,120)			$0.05 to $0.22	12-31-19
December 31, 2019	3,000,000	3,000,000	12 to 18 months	$0.10	3-1-20 to 3-21-21
Expired	(2,000,000)
December 31, 2020	1,000,000	1,000,000	12 months	$0.10	3-21-21

During the year ended December 31, 2018, the Company entered into consulting arrangements primarily for legal work and general business support that included the issuance of stock options to purchase 3,000,000 options to purchase common shares at $0.10 per share. 2,000,000 of these expired. The remaining 1,000,000 are fully vested as of December 31, 2020 but expired after year end. The Black-Scholes options pricing model was used to value the stock options. The inputs included the following:

(1)	Dividend yield of 0%
(2)	expected annual volatility of 307% - 311%
(3)	discount rate of 2.2% to 2.3%
(4)	expected life of 2 years, and
(5)	estimated fair value of the Company’s common $0.125 to $0.155 per share.

Additionally, 93,120 options expired in 2019. Expense recorded in the years ended December 31, 2020 and 2019 was $0 and $0 related to stock options. No further expense will be incurred to the consolidated statement of operations for the existing stock options.

Warrants

As of December 31, 2020, there were 3,333,333 warrants outstanding that expire in five years or in the year ended December 31, 2024. As part of the Convertible Promissory Notes payable – third party issuance in Note 5, the Company issued 3,333,333 warrants to purchase 3,333,333 common shares of the Company at 70% of the current market price. Current market price means the average of the three lowest trading prices for our common stock during the ten-trading day period ending on the latest complete trading day prior to the date of the respective exercise notice. However, if a required registration statement, registering the underlying shares of the Convertible Promissory Notes, is declared effective on or before June 11, 2019 to September 11, 2019, then, while such Registration Statement is effective, the current market price shall mean the lowest volume weighted average price for our common stock during the ten-trading day period ending on the last complete trading day prior to the conversion date.

The warrants issued were considered derivative liabilities valued at $35,703 of the total $5,265,436 derivative liabilities as of December 31, 2020. See Note 6.

Common Stock Reservations

The Company has reserved 1,000,000 shares of Common Stock of the Company for the purpose of raising funds to be used to pay off debt described in Note 5.

We have reserved 20,000,000 shares of Common Stock of the Company to grant to certain employee and consultants as consideration for services rendered and that will be rendered to the Company.

Non-Controlling Interests

QuikLAB Mobile Laboratories

In July and August 2020, the Company formed Quiklab 1 LLC, QuikLAB 2, LLC, QuikLAB 3, LLC and QuikLAB 4, LLC. It is the intent to use these entities as vehicles into which third parties would invest and participate in owning QuikLAB Mobile Laboratories. As of December 31, 2020, Quiklab 1 LLC, QuikLAB 2, LLC and QuikLAB 3, LLC have received an investment of $460,000, of which Stephen Thomas and Rick Eberhardt, CEO and COO of the Company, have invested $100,000 in QuikLAB 2, LLC. The third party investors and Mr. Thomas and Mr. Eberhart, will benefit from owning 20% of QuikLAB Mobile Laboratories specific to their investments. The Company owns the other 80% ownership in the QuickLAB Mobile Laboratories. The net loss attributed to the non-controlling interests from the QuikLAB Mobile Laboratories included in the statement of operations for the year ended December 31, 2020 is $30,536.

Other Non-Controlling Interests

InnovaQor, Aire Fitness and TPT Asia are other non-controlling interests in which the Company owns 94%, 75% and 78%, respectively. There is very little activity in any of these entities. The net loss attributed to these non-controlling interests included in the statement of operations for the year ended December 31, 2020 is $16,881.

InnovaQor did a reverse merger with Southern Plains of which there ended up being a non-controlling interest ownership of 6% as of December 31, 2020. As a result, $219,058 in the non-controlling interest in liabilities of a license agreement valued at $3,500,000 was reflected in the consolidated balance sheet as of December 31, 2020.